FINANCE LEASES - Minimum Loan Payments Due For Finance Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Less: Future finance charges	$ (883)	$ (2,026)
Present value of minimum lease payments	22,224	38,575
Less: Current portion	(12,465)	(16,358)
Non-current portion	9,759	22,217
Not later than one year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	13,101	17,570
Later than one year and not later than five years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 10,006	$ 23,031